Vanguard Variable Insurance Funds—High Yield Bond Portfolio
Supplement Dated July 31, 2023, to the Prospectus and Summary Prospectus Dated April 28, 2023
Important Changes to Vanguard Variable Insurance Funds—High Yield Bond Portfolio (the Portfolio)

Effective immediately, Michael L. Hong will no longer serve as a co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of the Portfolio. Elizabeth H. Shortsleeve will continue to manage Wellington Management’s portion of the Portfolio.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Hong are hereby removed.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 260A 072023

Vanguard Variable Insurance Funds

Supplement Dated July 31, 2023, to the Statement of Additional Information Dated April 28, 2023
Important Changes to Vanguard Variable Insurance Funds—High Yield Bond Portfolio (the Portfolio)
Effective immediately, Michael L. Hong will no longer serve as co-portfolio manager of Wellington Management Company LLP’s (Wellington Management) portion of the Portfolio. Elizabeth H. Shortsleeve will continue to manage Wellington Management’s portion of the Portfolio.
The Portfolio’s investment objective, strategies, and policies remain unchanged.
Statement of Additional Information Text Changes
All references to Mr. Hong are hereby removed.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 064A 072023